Goodwill - Narrative (Details)	12 Months Ended
Sep. 30, 2021 segment
Disclosure of information for cash-generating units [line items]
Number of operating segments	9
Maximum
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	2.00%